Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
RPL2006	XXXX	Sold	2	2	2	1	Verified credit history - FICO score above minimum by xxxx points or higher; Conservative use of credit - Residual income $xxxx above the minimum required;	COMP 0010 Missing Affiliated Business Disclosure - Missing Affiliated Business Disclosure. Missing Hazard insurance and the Privacy Notice indicates insurance providers are among the lender's affiliates. Unable to confirm borrower received the Affiliated Business Disclosure or that no affiliates were used on this transaction. - Override to EV2 for immaterial issue. Privacy Notice includes a list of affiliates. No affiliates used on this transaction.

CRED 0084 Income Calculation Discrepancy - Updated:

Reviewer income calculation is $xxxx, lender $xxxx.  Unable to determine the source of this figure.  The xxxx is not supported by the deposits. xxxx bank statement analysis (xxxx) reflects $xxxx. xxxx on the bank statements do not match the xxxx bank statement analysis.  Unable to determine xxxx calculation. The expense ratio of xxxx against average excluded deposits on the bank statements results in $xxxx.  Reviewer calculation of deposits based on guidelines results in $xxxx.

Original:

Reviewer income calculation is $xxxx, xxxx.  Unable to determine the source of this figure.  The xxxx is not supported by the deposits. The expense ratio of xxxx results in $xxxx.  Lender bank statement analysis (xxxx) reflects $xxxx.

, Compensating Factors: - Borrower qualifies for DTI based on reviewer income calculation.Conservative use of credit	COMP 0018 Missing Change of Circumstance Disclosure - Updated:

A xxxx Credit for Excess Charges, Principal Reduction for Excess Charges, and general or specific xxxx credit increases were applied to the total fee variance between the baseline disclosure and the actual fee amounts. Since the xxxx credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.

 - xxxx - Reviewed loan.  Fee reductions on subsequent disclosures will not re-baseline amount used for good faith fee tolerance testing, with the exception of reductions of interest rate dependent charges disclosed on a subsequent disclosure resulting from an interest rate type changed circumstance.  The fee reduction was for the transfer tax which is not interest rate dependent.  Exception cleared.

HAZ 0005 Missing evidence of Hazard Insurance - Missing evidence of the borrower's walls in policy.  Only the master policy was included for review and does not indicate it covers the xxxx betterments and improvements. - xxxx - Recd master policy.  No indication that it covers the xxxx betterments and improvements.  HO6 policy was provided for TRID 0092.  Exception cleared.

TRID 0092 Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3)) - Missing copy of HO6. xxxx policy does not indicate walls in coverage -- The Estimated Total Maximum Payment Amount in xxxx of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table.  - xxxx - Recd hazard insurance policy confirming the annual premium.  Projected payments updated, compliance tested with no new findings.  Exception cleared.

FRAUD 0001 Fraud report alerts have not been addressed - Missing documentation to clear the fraud alerts for xxxx - xxxx - Recd updated fraud report reflecting the xxxx have xxxx.  xxxx does not match.  Exception cleared.